Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Common stock	Additional paid-in capital	Treasury shares	Accumulated other comprehensive income (loss)	Accumulated deficit	Non-controlling interests	Total
Balance at Dec. 31, 2015	$ 678	$ 233,980	$ (9,423)	$ (11,679)	$ (32,614)	$ 867	$ 181,809
Balance (in shares) at Dec. 31, 2015	48,759,781
Stock-based compensation		1,701				40	1,741
Employee stock options exercised (cash and cashless)	$ 3	887					890
Employee stock options exercised (cash and cashless) (in shares)	276,170
Distribution of dividend		(9,786)				(73)	(9,859)
Other comprehensive income (loss)				512		5	517
Redeemable non-controlling interest					(308)		(308)
Net income					19,644	(43)	19,601
Balance at Dec. 31, 2016	$ 681	226,782	(9,423)	(11,167)	(13,278)	796	194,391
Balance (in shares) at Dec. 31, 2016	49,035,951
Stock-based compensation		1,799				184	1,983
Employee stock options exercised (cash and cashless)	$ 8	2,445					2,453
Employee stock options exercised (cash and cashless) (in shares)	722,483
Distribution of dividend		(9,851)					(9,851)
Other comprehensive income (loss)				11,695		40	11,735
Redeemable non-controlling interest					(393)		(393)
Net income					745	(189)	556
Balance at Dec. 31, 2017	$ 689	221,175	(9,423)	528	(12,926)	831	200,874
Balance (in shares) at Dec. 31, 2017	49,758,434
Cumulative effect adjustment resulting from adoption of new accounting pronouncement					1,815		1,815
Stock-based compensation		1,796				146	1,942
Employee stock options exercised (cash and cashless)	$ 6	889					895
Employee stock options exercised (cash and cashless) (in shares)	223,570
Expiration of redeemable non-controlling interests		1,036				317	1,353
Distribution of dividend		(9,978)				(47)	(10,025)
Other comprehensive income (loss)				(8,348)		(22)	(8,370)
Net income					13,785	215	14,000
Balance at Dec. 31, 2018	$ 695	$ 214,918	$ (9,423)	$ (7,820)	$ 2,674	$ 1,440	$ 202,484
Balance (in shares) at Dec. 31, 2018	49,982,004